Premises and Equipment - Summary of Premises and Equipment (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 7,934
Ending balance	7,424	$ 7,934
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	152
Ending balance	145	152
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	662
Ending balance	644	662
Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	570
Ending balance	542	570
Furniture Fixtures and Other Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	419
Ending balance	346	419
Leasehold Improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,195
Ending balance	1,165	1,195
Work In Progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	203
Ending balance	170	203
Gross carrying amount [member] | Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	152	153
Additions	1
Disposals	(2)	(1)
Foreign exchange translation	(6)	1
Other		(1)
Ending balance	145	152
Gross carrying amount [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,416	1,395
Additions		26
Transfers from work in process	13	9
Disposals	(19)	(4)
Foreign exchange translation	(20)	4
Other	29	(14)
Ending balance	1,419	1,416
Gross carrying amount [member] | Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,222	2,062
Additions	28	82
Transfers from work in process	180	279
Disposals	(85)	(157)
Foreign exchange translation	(46)	7
Other	81	(51)
Ending balance	2,380	2,222
Gross carrying amount [member] | Furniture Fixtures and Other Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,684	1,557
Additions	6	42
Transfers from work in process	47	93
Disposals	(21)	(42)
Foreign exchange translation	(25)	4
Other	(85)	30
Ending balance	1,606	1,684
Gross carrying amount [member] | Leasehold Improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,383	3,001
Additions	94	14
Transfers from work in process	170	449
Disposals	(70)	(124)
Foreign exchange translation	(66)	10
Other	(17)	33
Ending balance	3,494	3,383
Gross carrying amount [member] | Work In Progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	203	432
Additions	388	623
Transfers from work in process	(410)	(830)
Disposals	(1)	(2)
Foreign exchange translation	(5)	(2)
Other	(5)	(18)
Ending balance	170	203
Accumulated depreciation and amortisation [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(754)	(703)
Depreciation	49	47
Disposals	7	3
Foreign exchange translation	(9)	1
Other	(12)	6
Ending balance	(775)	(754)
Accumulated depreciation and amortisation [member] | Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,652)	(1,553)
Depreciation	245	267
Disposals	83	155
Foreign exchange translation	(35)	4
Other	59	(17)
Ending balance	(1,838)	(1,652)
Accumulated depreciation and amortisation [member] | Furniture Fixtures and Other Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,265)	(1,137)
Depreciation	94	109
Disposals	20	39
Foreign exchange translation	(16)	3
Other	(63)	55
Ending balance	(1,260)	(1,265)
Accumulated depreciation and amortisation [member] | Leasehold Improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(2,188)	(2,074)
Depreciation	222	224
Disposals	56	112
Foreign exchange translation	(35)	3
Other	10	(1)
Ending balance	(2,329)	(2,188)
Right-of-use lease assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	7,934
Ending balance	7,424	7,934
Right-of-use lease assets [Member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,587
Ending balance	4,261	4,587
Right-of-use lease assets [Member] | Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	146
Ending balance	151	146
Right-of-use lease assets [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	14,652	13,919
Additions	1,005	1,183
Disposals	(283)	(445)
Foreign exchange translation	(336)	63
Other	63	(68)
Ending balance	15,101	14,652
Right-of-use lease assets [Member] | Gross carrying amount [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	5,171	4,956
Additions	379	281
Disposals	(49)	(58)
Foreign exchange translation	(167)	38
Other	60	(46)
Ending balance	5,394	5,171
Right-of-use lease assets [Member] | Gross carrying amount [member] | Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	421	363
Additions	109	115
Disposals	(36)	(57)
Foreign exchange translation	(1)	1
Other		(1)
Ending balance	493	421
Right-of-use lease assets [Member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(6,718)	(5,672)
Depreciation	1,276	1,333
Disposals	191	337
Foreign exchange translation	(120)	9
Other	(6)	41
Ending balance	(7,677)	(6,718)
Right-of-use lease assets [Member] | Accumulated depreciation and amortisation [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(584)
Depreciation	578	600
Disposals	5	12
Foreign exchange translation	(24)	(2)
Other		(2)
Ending balance	(1,133)	(584)
Right-of-use lease assets [Member] | Accumulated depreciation and amortisation [member] | Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(275)	(205)
Depreciation	88	86
Disposals	20	16
Foreign exchange translation	(1)
Ending balance	$ (342)	$ (275)